Employee Stock Purchase Plan (Narrative) (Detail) (USD $)	9 Months Ended
Sep. 30, 2012
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of shares available for purchase under the plan	760,000
Percentage of contribution by employees for employee stock purchase plan	10.00%
Purchase price of stock under employee stock purchase plan	85.00%
Maximum percentage of voting power for right to purchase stock under the plan	5.00%
Maximum number of shares purchased within any purchase period other than the initial offering period	1,200
Maximum number of shares purchased within any purchase period	3,000
Stock-based compensation expense relating to the ESPP	$ 76,000